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[AIM LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

A I M Advisors, Inc.


   November 29, 2000

   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, DC 20549

   Re:      AIM Special Opportunities Funds
            CIK No. 0001054647

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Special Opportunities Funds (the "Trust") that the form of Prospectus relating to AIM Mid Cap Opportunities Fund, the form of Prospectus relating to AIM Small Cap Opportunities
   Fund and the form of the Statement of Additional Information relating to AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund that would have been filed under the Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 6 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on November 17, 2000.

   Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713)214-1212.

   Very truly yours,

   /s/ RENEE FRIEDLI

   Renee Friedli
   Counsel

A member of the AMVESCAP Group